UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
                                               ------------------
Check here if Amendment [ ]; Amendment Number:___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
                  --------------------------------------------
Address:          Bank of America Corporate Center
                  --------------------------------------------
                  100 North Tryon Street, Suite 5130
                  --------------------------------------------
                  Charlotte, North Carolina   28202
                  --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         --------------------------------------------------------------
Title:   Chief Financial Officer
         --------------------------------------------------------------
Phone:   (704) 376-0042
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg          Charlotte, North Carolina     November 2, 2005
-------------------------------------------------------------- ----------------
       [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              73
                                            ------------------

Form 13F Information Table Value Total:     $      728,597
                                             ----------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

AMEGY
BANCORPORATION
INC              COMMON     02343R102      3,847     170,000   SH          X                   N/A           170,000

ARGOSY GAMING
CORP             COMMON     040228108     15,977     340,000   SH          X                   N/A           340,000

ADVANCED MICRO
DEVICES INC      COMMON     007903107      5,040     200,000   SH          X                   N/A           200,000

ASHLAND INC      COMMON     044209104      2,762      50,000   SH          X                   N/A            50,000

AMERICAN
EXPRESS CO       COMMON     025816109      6,318     110,000   SH          X                   N/A           110,000

BANK OF AMER
CORP             COMMON     060505104     14,735     350,000   SH          X                   N/A           350,000

BRINK'S COMPANY  COMMON     109696104      7,801     190,000   SH          X                   N/A           190,000

BROOKSTONE INC   COMMON     114537103      8,574     430,000   SH          X                   N/A           430,000

CITIGROUP INC    COMMON     172967101     24,353     535,000   SH          X                   N/A           535,000

CAPITAL
AUTOMOTIVE
REIT-SB          COMMON     139733109      9,678     250,000   SH          X                   N/A           250,000

COMMERCIAL
FEDERAL CORP     COMMON     201647104      9,395     275,200   SH          X                   N/A           275,200

CONSOL
ENERGY INC       COMMON     20854P109      3,814      50,000   SH          X                   N/A            50,000

CEMEX S A        COMMON     151290889      3,923      75,000   SH          X                   N/A            75,000

ENGINEERED
SUPPORT SYS CO   COMMON     292866100      2,052      50,000   SH          X                   N/A            50,000

EDISON
INTERNATIONAL    COMMON     281020107      4,255      90,000   SH          X                   N/A            90,000

ELECTRONICS
BOUTIQUE HOLDI   COMMON     286045109     28,592     455,000   SH          X                   N/A           455,000

EYETECH
PHARMACEUTICALS
IN               COMMON     302297106     13,919     775,000   SH          X                   N/A           775,000

FIELDSTONE
INVST CORP       COMMON     31659U300        862      73,900   SH          X                   N/A            73,900

FIDELITY
NATIONAL
FINANCIA         COMMON     316326107      3,339      75,000   SH          X                   N/A            75,000

FLORIDA ROCK
INDUSTRIES IN    COMMON     341140101      5,768      90,000   SH          X                   N/A            90,000

FOSTER
WHEELER LTD      COMMON     G36535139      4,232     137,000   SH          X                   N/A           137,000


                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

GILLETTE CO      COMMON     375766102      4,638      80,000   SH          X                   N/A            80,000

GABLES
RESIDENTIAL
TRUST-S          COMMON     362418105     19,993     457,500   SH          X                   N/A           457,500

GUIDANT CORP     COMMON     401698105     21,549     312,800   SH          X                   N/A           312,800

GUIDANT CORP     COMMON     401698955      3,445      50,000   SH   PUT    X                   N/A            50,000

GOODRICH
CORPORATION      COMMON     382388106      3,326      75,000   SH          X                   N/A            75,000

GOLDMAN SACHS
GROUP INC        COMMON     38141G104      8,511      70,000   SH          X                   N/A            70,000

GENCORP
INC-W/RTS
TO PUR P         COMMON     368682100      2,238     120,000   SH          X                   N/A           120,000

HALLIBURTON
CO               COMMON     406216101      5,139      75,000   SH          X                   N/A            75,000

HEALTH NET
INC              COMMON     42222G108      2,366      50,000   SH          X                   N/A            50,000

HEWLETT
PACKARD CO       COMMON     428236103      2,190      75,000   SH          X                   N/A            75,000

IVAX CORP        COMMON     465823102     14,630     555,000   SH          X                   N/A           555,000

JOHNSON &
JOHNSON          COMMON     478160104      7,910     125,000   SH          X                   N/A           125,000

KERR MCGEE
CORP             COMMON     492386107      7,283      75,000   SH          X                   N/A            75,000

MBNA CORP        COMMON     55262L100     29,405   1,193,400   SH          X                   N/A         1,193,400

KANSAS CITY
SOUTHERN INDS    COMMON     485170302      1,748      75,000   SH          X                   N/A            75,000

LEHMAN BROTHERS
HOLDINGS I       COMMON     524908100      5,824      50,000   SH          X                   N/A            50,000

MEDICAL
PROPERTIES
TRUST INC        COMMON     58463J304        963      98,177   SH          X                   N/A            98,177

MACROMEDIA INC   COMMON     556100105     37,416     920,000   SH          X                   N/A           920,000

MERRILL LYNCH
& CO INC         COMMON     590188108     10,123     165,000   SH          X                   N/A           165,000

INTERMIX
MEDIA INC        COMMON     45881X106        994      82,800   SH          X                   N/A            82,800

MARTIN
MARIETTA
MATERIALS        COMMON     573284106      7,061      90,000   SH          X                   N/A            90,000

ALTRIA
GROUP INC        COMMON     02209S103     23,359     316,905   SH          X                   N/A           316,905

MORGAN STANLEY
DEAN WITTER      COMMON     617446448     12,137     225,000   SH          X                   N/A           225,000

                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

METRIS
COMPANIES INC    COMMON     591598107      1,637     111,900   SH          X                   N/A           111,900

MAYTAG CORP      COMMON     578592107      6,022     329,800   SH          X                   N/A           329,800

NEIMAN-MARCUS
GROUP INC CL     COMMON     640204202     28,846     288,600   SH          X                   N/A           288,600

NEIMAN-MARCUS
GROUP INC CL     COMMON     640204301     14,915     149,400   SH          X                   N/A           149,400

NTL INC DEL      COMMON     62940M104      1,670      25,000   SH          X                   N/A            25,000

PRIORTY HEALTH
CARE CORP-C      COMMON     74264T102        407      14,600   SH          X                   N/A            14,600

PACIFICARE
HEALTH SYSTEMS   COMMON     695112102     35,901     450,000   SH          X                   N/A           450,000

PETROKAZAKHSTAN
INC              COMMON     71649P102     22,588     415,000   SH          X                   N/A           415,000

PIONEER
NATURAL RESOURCESCOMMON     723787107      2,746      50,000   SH          X                   N/A            50,000

REEBOK
INTERNATIONAL
LTD              COMMON     758110100     25,570     452,000   SH          X                   N/A           452,000

RENAL CARE
GROUP INC        COMMON     759930100     28,155     595,000   SH          X                   N/A           595,000

IMS
HEALTH INC       COMMON     449934108      5,663     225,000   SH          X                   N/A           225,000

SCHOOL
SPECIALTY INC    COMMON     807863105      2,439      50,000   SH          X                   N/A            50,000

7-ELEVEN INC     COMMON     817826209      5,520     155,000   SH          X                   N/A           155,000

SS & C
TECHNOLOGIES
INC              COMMON     85227Q100     22,534     615,000   SH          X                   N/A           615,000

AT&T CORP        COMMON     001957505      9,306     470,000   SH          X                   N/A           470,000

TODCO            COMMON     88889T107      2,711      65,000   SH          X                   N/A            65,000

TELEWEST
GLOBAL INC       COMMON     87956T107      1,148      50,000   SH          X                   N/A            50,000

***TOMMY
HILFIGER
CORP-ORD         COMMON     G8915Z102      1,301      75,000   SH          X                   N/A            75,000

TXU CORP         COMMON     873168108     17,553     155,500   SH          X                   N/A           155,500

                                                Form 13F Information Table


    Column 1     Column 2   Column 3     Column 4          Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

AMERCO           COMMON     023586100      4,655      80,000   SH          X                   N/A            80,000

UNITEDHEALTH
GROUP INC        COMMON     91324P102      8,430     150,000   SH          X                   N/A           150,000

USG CORP NEW
$0.10 PAR        COMMON     903293405     16,493     240,000   SH          X                   N/A           240,000

UST INC          COMMON     902911106      5,233     125,000   SH          X                   N/A           125,000

VULCAN
MATERIALS CO     COMMON     929160109      4,824      65,000   SH          X                   N/A            65,000

WFS
FINANCIAL INC    COMMON     92923B106     20,493     305,000   SH          X                   N/A           305,000

WESTERN GAS
RESOURCES INC    COMMON     958259103      1,281      25,000   SH          X                   N/A            25,000

WELLPOINT INC    COMMON     94973V107      3,791      50,000   SH          X                   N/A            50,000

WILLIAMS
COMPANIES INC    COMMON     969457100     15,281     610,000   SH          X                   N/A           610,000




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